Deferred Revenue	12 Months Ended
Dec. 31, 2016
Deferred Revenue [Abstract]
Deferred Revenue

Note 14 — Deferred Revenue

Deferred revenue as of December 31, 2016 and 2015 consisted of the following:

	December 31, 2016	December 31, 2015
Deferred Revenue, Current
Maintenance agreements	$14,873	$9,025
Service agreements	170	70
Total Deferred Revenue, Current	15,043	9,095

Deferred Revenue, Non-Current
Maintenance agreements	5,960	7,666

Total Deferred Revenue	$21,003	$16,761

The fair value of the deferred revenue approximates the services to be rendered.